I Class


                       Duncan-Hurst Aggressive Growth Fund
                      Duncan-Hurst Large Cap Growth-20 Fund
                          Duncan-Hurst Technology Fund
                     Duncan-Hurst International Growth Fund
               Each a series of Professionally Managed Portfolios


                                                                    May 30, 2002
--------------------------------------------------------------------------------
                          Supplement to the Prospectus
                               dated July 30, 2001


We are pleased to announce that lead portfolio management responsibility for the Duncan-Hurst Large Cap Growth-20 Fund has been assigned to George E. "Ted" Scalise, CFA. William H. "Beau" Duncan, Jr. will serve as co-manager to the Duncan-Hurst Large Cap Growth-20 Fund. The Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Technology Fund, and the Duncan-Hurst International Growth Fund will continue to be managed as shown in the Prospectus.

The following information contained in the Prospectus is hereby amended as follows:

The paragraph  entitled  "Portfolio  Manager:  David C. Magee" under the Section
"Duncan-Hurst Large Cap Growth-20 Fund" on page 7 is hereby replaced in its entirety with the following:


PORTFOLIO MANAGERS: GEORGE E. "TED" SCALISE & WILLIAM H. "BEAU" DUNCAN, JR.

     George E. "Ted" Scalise, CFA, Vice President of the Adviser, is primarily responsible for the day-to-day management of the Large Cap Growth-20 Fund's portfolio. Mr. Scalise has managed the structured mid-cap portfolios of the Adviser's private accounts since 1999. Mr. Scalise has been with the Adviser since June 1996 as a Research Analyst for the domestic equity portfolios of the Adviser's private accounts. William H. "Beau" Duncan, Jr., Chairman, Chief Executive Officer and Chief Investment Officer of the Adviser, shares responsibility for the day-to-day management of the Large Cap Growth-20 Fund's portfolio as co-portfolio manager. Mr. Duncan has managed the small-cap and medium-cap growth equity portfolios of the Adviser's private accounts since founding the firm in 1990. Mr. Duncan has over twenty-six years of investment experience.



    Please retain this Supplement with your Prospectus for future reference.


                                                                         R Class


                       Duncan-Hurst Aggressive Growth Fund
                      Duncan-Hurst Large Cap Growth-20 Fund
                          Duncan-Hurst Technology Fund
                     Duncan-Hurst International Growth Fund
               Each a series of Professionally Managed Portfolios


                                                                    May 30, 2002
--------------------------------------------------------------------------------
                          Supplement to the Prospectus
                               dated July 30, 2001


We are pleased to announce that lead portfolio management responsibility for the Duncan-Hurst Large Cap Growth-20 Fund has been assigned to George E. "Ted" Scalise, CFA. William H. "Beau" Duncan, Jr. will serve as co-manager to the Duncan-Hurst Large Cap Growth-20 Fund. The Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Technology Fund, and the Duncan-Hurst International Growth Fund will continue to be managed as shown in the Prospectus.

The following information contained in the Prospectus is hereby amended as follows:

The paragraph  entitled  "Portfolio  Manager:  David C. Magee" under the Section
"Duncan-Hurst Large Cap Growth-20 Fund" on page 7 is hereby replaced in its entirety with the following:


PORTFOLIO MANAGERS: GEORGE E. "TED" SCALISE & WILLIAM H. "BEAU" DUNCAN, JR.

     George E. "Ted" Scalise, CFA, Vice President of the Adviser, is primarily responsible for the day-to-day management of the Large Cap Growth-20 Fund's portfolio. Mr. Scalise has managed the structured mid-cap portfolios of the Adviser's private accounts since 1999. Mr. Scalise has been with the Adviser since June 1996 as a Research Analyst for the domestic equity portfolios of the Adviser's private accounts. William H. "Beau" Duncan, Jr., Chairman, Chief Executive Officer and Chief Investment Officer of the Adviser, shares responsibility for the day-to-day management of the Large Cap Growth-20 Fund's portfolio as co-portfolio manager. Mr. Duncan has managed the small-cap and medium-cap growth equity portfolios of the Adviser's private accounts since founding the firm in 1990. Mr. Duncan has over twenty-six years of investment experience.



    Please retain this Supplement with your Prospectus for future reference.